Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Taxes

Note 16 – Taxes

Income tax

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary established in Hong Kong is subject to 16.5% income tax on taxable income generated from operations in Hong Kong. In addition, payments of dividends from the Hong Kong subsidiary to the Company are not subject to any Hong Kong withholding tax. The Company did not generate any revenue from operations in Hong Kong since its inception, and therefore is not subject to any income taxes in Hong Kong.

PRC

Under the Income Tax Laws of the PRC, the Company’s VIE and the subsidiaries of the VIE are subject to income tax at a rate of 25%.

The Company’s income tax expense is as follows:

	For the Years Ended June 30,
	2021	2020	2019
Current
China	$-	$-	$11,803
Hong Kong	-	-	-

Deferred
China	77,238	227,121	380,302
Hong Kong	(88,303)	(47,672)	-
Total income tax expense	$(11,065)	$179,449	$392,105

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the Years Ended June 30,
	2021	2020	2019
Income tax rate	25.0%	25.0%	25.0%
Effect of permanent difference	2.9%	6.0%	7.3%
Change in valuation allowance	(27.7)%	(35.0)%	(46.8)%
Effective tax rate	0.2%	(4.0)%	(14.5)%

Deferred tax assets and liabilities

According to tax regulations, net operating losses can be carried forward to offset operating income for the next five years. Significant components of deferred tax assets were as follows:

	June 30, 2021	June 30, 2020

Deferred tax assets:
Net operating losses	$2,320,026	$2,611,874
Deferred revenues	43,440	60,403
Total deferred tax assets	2,363,466	2,672,277
Valuation allowance	(2,184,156)	(2,512,557)
Deferred tax assets, net	$179,310	$159,720

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s NOL resides with different tax reporting entities. Management has provided a 100% allowance for those NOL’s incurred by all its subsidiaries except Granville because those entities either had historical losses or were in set up stage and thus are not probable to generate adequate taxable income in the next five years.

Management believes Granville’s losses incurred this year was mainly as a result of impact from COVID-19 and the Company believes its continuing utilization of its NOL and its internal forecast of future taxable income based on existing products and NOL is carried indefinitely in Hong Kong outweighs the negative evidences of a decrease in revenue and net income for the year ended June 30, 2021.

The following table summarizes the changes in valuation allowance for deferred tax assets:

	June 30, 2021	June 30, 2020

Beginning balance	$2,512,557	$1,772,097
Additions	594,268	786,404
Reversals	(681,568)	-
Exchange difference	(241,101)	(45,944)
Ending balance	$2,184,156	$2,512,557

Taxes payable consisted of the following:

	June 30, 2021	June 30, 2020

VAT taxes payable	$14,787	$80,565
Other taxes payable	10,310	6,091
Totals	$25,097	$86,656